Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Jun. 12, 2018
Document Effective Date	Jun. 15, 2018
Prospectus Date	Jun. 12, 2018
ALPS/Red Rocks Listed Private Equity Fund | Class A
Prospectus [Line Items]
Trading Symbol	LPFAX
ALPS/WMC Research Value Fund | Class A
Prospectus [Line Items]
Trading Symbol	AMWAX
Clough China Fund | Class A
Prospectus [Line Items]
Trading Symbol	CHCAX
ALPS/CoreCommodity Management CompleteCommodities Strategy Fund | Class A
Prospectus [Line Items]
Trading Symbol	JCCSX
RiverFront Asset Allocation Aggressive | Class A
Prospectus [Line Items]
Trading Symbol	RLAAX
RiverFront Asset Allocation Growth | Class A
Prospectus [Line Items]
Trading Symbol	RMBAX
RiverFront Asset Allocation Growth & Income | Class A
Prospectus [Line Items]
Trading Symbol	RAGIX
RiverFront Asset Allocation Moderate | Class A
Prospectus [Line Items]
Trading Symbol	RMOAX
RiverFront Asset Allocation Income & Growth | Class A
Prospectus [Line Items]
Trading Symbol	RCCAX
ALPS/Kotak India Growth Fund | Class A
Prospectus [Line Items]
Trading Symbol	INAAX
ALPS | Metis Global Micro Cap Value Fund | Class A
Prospectus [Line Items]
Trading Symbol	MEAAX